ACQUISITION OF ALIP TECHNOLOGY (Tables)	9 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF ALIP ACQUISITION

The ALIP Acquisition was recorded at its fair value as of June 21, 2024. The total purchase price was approximately $1.67 million and is comprised of:

Total
Cash (paid on closing)	$50,000
Common shares (issued on closing)	786,500
Contingent cash	50,000
Contingent common shares (fair value at closing)	786,500
Total purchase price	$1,673,000